Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-current liabilities [Line Items]
Pension and Other Post-Employment Benefit Plans	$ 288	$ 91
Provision for West White Rose Expansion Project (1)	259	0
Provisions for Onerous and Unfavourable Contracts	99	39
Employee Long-Term Incentives	74	33
Drilling Provisions	56	0
Deferred Revenue	41	0
Other	112	18
Other Liabilities	929	$ 181
Acquisition	37
Take-or-Pay Payments Received	$ 4
West White Rose Expansion Project
Disclosure of non-current liabilities [Line Items]
Percentage of working interest acquired	69.00%